INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Sources of income before income taxes	The sources of income before income taxes we re as follows:

Years Ended December 31,	2024	2023	2022
U.S.	$725,603	$710,327	$758,734
Foreign	77,041	79,563	70,679

	$802,644	$789,890	$829,413

Components of Income Tax Expense
The components of income tax expense from our wholly owned operations and investments and our controlling interest in the Carrier joint ventures were as follows:

Years Ended December 31,	2024	2023	2022
Current:
U.S. Federal	$115,991	$119,133	$71,475
State	30,331	29,749	27,202
Foreign	20,353	14,048	13,574

	166,675	162,930	112,251

Deferred:
U.S. Federal	1,392	(5,581)	10,766
State	377	(1,301)	3,695
Foreign	(1,540)	(297)	(995)

	229	(7,179)	13,466

Income tax expense	$166,904	$155,751	$125,717

Reconciliation of Effective Income Tax Rate
Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2024	2023	2022
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit and other	3.6	3.5	4.6
Excess tax benefits from share-based compensation	(1.8)	(1.8)	(8.6)
Tax effects on foreign income	1.0	0.2	0.3
FDII	(0.1)	(0.1)	(0.1)
Change in valuation allowance	0.2	0.3	0.4
Tax credits and other	(0.4)	(0.8)	(0.4)

Effective income tax rate attributable to Watsco, Inc.	23.5	22.3	17.2
Taxes attributable to non-controlling interest	(2.7)	(2.6)	(2.0)

Effective income tax rate	20.8%	19.7%	15.2%

Significant Components of Net Deferred Tax Liabilities
The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2024	2023
Deferred tax assets:
Share-based compensation	$34,215	$30,847
Capitalized inventory costs and adjustments	4,891	5,387
Allowance for doubtful accounts	2,636	4,096
Self-insurance reserves	1,164	1,701
Capitalized research and development costs	10,026	6,712
Other	6,562	7,678
Net operating loss carryforwards	4,804	4,584

	64,298	61,005
Valuation allowance	(11,554)	(10,468)

Total deferred tax assets	52,744	50,537

Deferred tax liabilities:
Deductible goodwill	(106,221)	(104,026)
Depreciation	(21,798)	(24,973)
Unremitted earnings of domestic affiliates	(6,563)	(5,008)
Other	(4,466)	(4,390)

Total deferred tax liabilities	(139,048)	(138,397)

Net deferred tax liabilities (1)	$(86,304)	$(87,860)

(1)	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits
The changes in gross unrecognized tax benefits were as follows:

Balance at December 31, 2021	$6,727
Additions based on tax positions related to the current year	1,867
Reductions due to lapse of applicable statute of limitations	(842)

Balance at December 31, 2022	7,752
Additions based on tax positions related to the current year	1,215
Reductions due to lapse of applicable statute of limitations	(1,093)

Balance at December 31, 2023	7,874
Additions based on tax positions related to the current year	1,439
Reductions due to lapse of applicable statute of limitations	(1,530)

Balance at December 31, 2024	$7,783